Reinhart International PMV Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Austria - 3.6%
BAWAG Group AG	400	$ 83,434

Canada - 4.4%
BOYD GROUP SERVICES INC	550	47,775
Constellation Software	25	56,617
		104,392

China - 5.9%
JD Logistics (a)	55,000	77,077
NetEase - ADR	500	60,890
		137,967

France - 11.4%
Accor SA	1,600	86,121
Edenred	3,600	125,576
LVMH Moet Hennessy Louis Vuitton SE	110	57,670
		269,367

Germany - 4.3%
CTS Eventim AG	1,500	101,415

Ireland - 8.4%
Bank of Ireland Group plc	3,000	66,189
ICON PLC (a)	800	131,992
		198,181

Japan - 14.4%
Horiba Ltd.	500	72,840
Mercari (a)	4,000	116,018
Miura Co. Ltd.	3,000	60,084
Organo Corp.	700	56,469
Sanwa Holdings Corp.	1,500	34,056
		339,467

Mexico - 5.9%
Arca Continental SAB de CV	7,500	86,043
Bolsa Mexicana de Valores SAB de CV	23,000	52,627
		138,670

Philippines - 3.0%
International Container Terminal Services, Inc.	5,000	70,909

Portugal - 4.4%
Jeronimo Martins SGPS SA	5,000	104,406

Republic of Korea - 3.9%
Coway	1,300	91,977

Taiwan - 12.8%
Silicon Motion Technology - ADR	800	197,472

Taiwan Semiconductor Manufacturing - ADR	250		103,830
			301,302

United Kingdom - 10.9%
ConvaTec Group PLC	16,000		48,845
LivaNova PLC (a)	1,000		79,810
London Stock Exchange Group plc	400		48,483
Manchester United PLC - Class A (a)	3,700		80,512
			257,650

United States - 5.1%
Booking Holdings	250		49,772
Euronet Worldwide (a)	1,000		69,510
			119,282
TOTAL COMMON STOCKS (Cost $1,730,841)			2,318,419

WARRANTS - 0.0% (b)	Contracts		Value
Canada - 0.0% (b)
Constellation Software, Expires 03/31/2040, Exercise Price $11.50 (a)(c)	20		0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (d)	58,718		58,718
TOTAL MONEY MARKET FUNDS (Cost $58,718)			58,718

TOTAL INVESTMENTS - 100.9% (Cost $1,789,559)			2,377,137
Liabilities in Excess of Other Assets - (0.9)%		(0.00883)	(20,818)
TOTAL NET ASSETS - 100.0%			$ 2,356,319

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Reinhart International PMV Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,016,850	$ 1,301,569	$ –	$ 2,318,419
Warrants	–	–	–	0
Money Market Funds	58,718	–	–	58,718
Total Investments	$ 1,075,568	$ 1,301,569	$ –	$ 2,377,137

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of August 31, 2026
(% of Net Assets)
Financials	$ 445,819	18.9%
Information Technology	430,759	18.3
Consumer Discretionary	401,558	17.0
Industrials	346,370	14.7
Health Care	260,647	11.1
Communication Services	242,817	10.3
Consumer Staples	190,449	8.1
Money Market Funds	58,718	2.5
Liabilities in Excess of Other Assets	(20,818)	(0.9)
	$ 2,356,319	100.0%